Trade Payables and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
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Trade Payables and Other Current Liabilities

	As of June 30,	As of December 31,
(€‘000)	2020	2019
Total trade payables	5 782	6 969

Other current liabilities
Social security	165	482
Payroll accruals and taxes	1 480	1 750
Other current liabilities	1 563	1 016

Total other current liabilities	3 208	3 248

Total Trade payables and other current liabilities	8 989	10 217